Income Taxes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Computed "expected" tax expense (benefit)	$ (5,078,084)	$ (3,863,260)
Change in income taxes from:
State taxes net of federal benefit	(339,091)	(432,092)
Permanent differences	12,351	229,209
Prior period adjustment	0	(140,059)
Change in valuation allowance	5,404,824	4,206,202
Income Tax Expense (Benefit)	$ 0	$ 0